Deferred tax - Movements of Major Gross Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 324
Ending balance	323	£ 324
Gross deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	590	589
(Charge)/credit to income	(4)	26
Credit to other comprehensive income	2	2
Credit to equity	1
Disposal of subsidiaries	(5)
Exchange differences and other movements	(16)	(27)
Ending balance	568	590
Gross deferred tax assets | Deferred compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	65	74
(Charge)/credit to income	(10)	(6)
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	(2)
Exchange differences and other movements	(2)	(3)
Ending balance	51	65
Gross deferred tax assets | Accounting provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	132	120
(Charge)/credit to income	(15)	14
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	(1)
Exchange differences and other movements	(2)	(2)
Ending balance	114	132
Gross deferred tax assets | Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	50	48
(Charge)/credit to income	2	3
Credit to other comprehensive income	2	2
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	(2)	(3)
Ending balance	52	50
Gross deferred tax assets | Plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	36	48
(Charge)/credit to income	(3)	(12)
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	(1)	0
Ending balance	32	36
Gross deferred tax assets | Property
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	56	54
(Charge)/credit to income	(12)	(5)
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	4	7
Ending balance	48	56
Gross deferred tax assets | Tax losses and credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	104	123
(Charge)/credit to income	35	(12)
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	0	(7)
Ending balance	139	104
Gross deferred tax assets | Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	35	32
(Charge)/credit to income	(2)	4
Credit to other comprehensive income	0	0
Credit to equity	1
Disposal of subsidiaries	(2)
Exchange differences and other movements	0	(1)
Ending balance	32	35
Gross deferred tax assets | Restructuring provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	107	85
(Charge)/credit to income	(5)	38
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	(13)	(16)
Ending balance	89	107
Gross deferred tax assets | Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5	5
(Charge)/credit to income	6	2
Credit to other comprehensive income	0	0
Credit to equity	0
Disposal of subsidiaries	0
Exchange differences and other movements	0	(2)
Ending balance	£ 11	£ 5